Commitments and Contingencies - Schedule of PHI Merger Commitments (Details) $ in Millions	Dec. 31, 2021 USD ($)
PHI Merger Commitments [Line Items]
Other Commitment	$ 535
PEPCO Holdings Inc [Member]
PHI Merger Commitments [Line Items]
Other Commitment	513
Pepco Holdings LLC [Member]
PHI Merger Commitments [Line Items]
Other Commitment	54
Pepco Holdings LLC [Member] | PEPCO Holdings Inc [Member]
PHI Merger Commitments [Line Items]
Other Commitment	320
Potomac Electric Power Company [Member]
PHI Merger Commitments [Line Items]
Other Commitment	24
Potomac Electric Power Company [Member] | PEPCO Holdings Inc [Member]
PHI Merger Commitments [Line Items]
Other Commitment	120
Delmarva Power & Light Company [Member]
PHI Merger Commitments [Line Items]
Other Commitment	18
Delmarva Power & Light Company [Member] | PEPCO Holdings Inc [Member]
PHI Merger Commitments [Line Items]
Other Commitment	89
Atlantic City Electric Company [Member]
PHI Merger Commitments [Line Items]
Other Commitment	12
Atlantic City Electric Company [Member] | PEPCO Holdings Inc [Member]
PHI Merger Commitments [Line Items]
Other Commitment	111
Remaining Commitment [Member] | PEPCO Holdings Inc [Member]
PHI Merger Commitments [Line Items]
Other Commitment	68
Remaining Commitment [Member] | Pepco Holdings LLC [Member] | PEPCO Holdings Inc [Member]
PHI Merger Commitments [Line Items]
Other Commitment	58
Remaining Commitment [Member] | Potomac Electric Power Company [Member] | PEPCO Holdings Inc [Member]
PHI Merger Commitments [Line Items]
Other Commitment	48
Remaining Commitment [Member] | Delmarva Power & Light Company [Member] | PEPCO Holdings Inc [Member]
PHI Merger Commitments [Line Items]
Other Commitment	6
Remaining Commitment [Member] | Atlantic City Electric Company [Member] | PEPCO Holdings Inc [Member]
PHI Merger Commitments [Line Items]
Other Commitment	$ 4